UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.1%
Alabama 0.3%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,429,690
Arizona 2.9%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,253,500
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (a)	35,000	35,707
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,466,230
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,654,560
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,277,400
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (a)	3,590,000	4,263,771
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028 (b)	4,000,000	4,305,480
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	3,032,113
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	12,020,100

		39,308,861
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (a)	90,000	91,610
California 14.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	11,209,800
Series F-1, 5.25%, 4/1/2029	2,500,000	2,840,725
California, Department of Water Resources Power Supply Revenue, Series A, Prerefunded, 5.5%, 5/1/2015 (a)	10,000,000	10,961,200
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	7,716,450
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (a)	10,000,000	11,551,400
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,501,360
California, Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.25% *, 11/1/2038, US Bank NA (c)	5,100,000	5,100,000
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,299,528
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, USA Waste Services, Inc. Project, Series B, 1.75%, Mandatory Put 6/1/2011 @ 100, 6/1/2018	4,100,000	4,110,947
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, 5.25%, 12/1/2016 (a)	2,955,000	3,303,069
Series Y, Prerefunded, 5.25%, 12/1/2016 (a)	45,000	51,000
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,993,700
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	11,074,700
5.75%, 4/1/2027	5,000,000	5,605,150
6.0%, 4/1/2018	1,700,000	2,085,594
6.0%, 3/1/2033	3,765,000	4,299,329
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,163,750
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,201,520
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	25,000	25,750
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,689,300
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (a)	6,340,000	7,342,100
Series A, 5.0%, 9/1/2020 (a)	5,915,000	6,831,529
Los Angeles, CA, School District General Obligation, Prerefunded, 5.5%, 7/1/2015 (a)	4,000,000	4,569,880
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,349,890
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023 (a)	7,000,000	7,976,780
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,442,720
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,752,550
Series A, 5.25%, 8/1/2028	5,000,000	5,698,450
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,225,890
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,211,300
Series C, 5.0%, 5/1/2026	2,850,000	3,109,920
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (a)	825,000	769,709
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (a)	6,260,000	6,963,123
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	25,000	25,295
University of California, Regents Medical Center, Pooled Revenue, Series B-1, 0.26% *, 5/15/2032	2,000,000	2,000,000
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,884,026

		193,937,434
Colorado 2.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021 (a)	7,000,000	8,046,570
Colorado, E-470 Public Highway Authority Revenue, Series C2, 5.0%, Mandatory Put 9/2/2013 @ 100, 9/1/2039 (a)	8,000,000	8,587,520
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.28% *, 6/1/2038, US Bank NA (c)	2,610,000	2,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.3% *, 9/1/2026, Branch Banking & Trust (c)	1,600,000	1,600,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, Mandatory Put 11/10/2010 @ 100, 9/1/2036	2,680,000	2,696,723
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,729,075
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,093
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	20,000	20,865
Series B-3, 6.55%, 5/1/2025	12,000	12,130
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,210,540

		27,583,516
Connecticut 0.3%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017 (a)	3,170,000	3,773,378
Delaware 0.5%
Delaware, Transportation Authority Revenue:
5.0%, 9/1/2024	5,115,000	6,028,027
5.0%, 3/1/2025	1,000,000	1,168,390

		7,196,417
District of Columbia 0.6%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,885,804
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (a)	3,630,000	4,204,339

		8,090,143
Florida 6.7%
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Inc., Series C, 0.25% *, 4/1/2024, Bank of America NA (c)	365,000	365,000
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,063,338
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021 (a)	4,005,000	4,809,925
Florida, Citizens Property Insurance Corp., High Risk Senior Secured Notes:
Series A2, 2.0%, 4/21/2011	5,295,000	5,326,082
Series A, 5.0%, 3/1/2011 (a)	4,000,000	4,061,840
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,665,000	2,913,085
Florida, Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.0%, 7/1/2012	7,200,000	7,615,512
Florida, State Department of Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	6,740,000	7,143,119
Florida, State Department of Environmental Protection Preservation Revenue, Florida Forever Program, Series A, 5.0%, 7/1/2011 (a)	1,820,000	1,886,375
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, 0.25% *, 8/15/2034, Bank of America NA (c)	1,400,000	1,400,000
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,337,760
Series A, 5.75%, 10/1/2026	8,000,000	9,008,480
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,379,590
Series A-1, 5.5%, 10/1/2026	4,400,000	4,914,052
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (a)	3,000,000	3,300,750
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027 (a)	10,000,000	11,210,700
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2028	7,500,000	8,104,425
Orlando, FL, Utilities Commission, Utility System Revenue, Series C, 5.0%, 10/1/2011	1,000,000	1,049,220
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (a)	4,000,000	4,517,640
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,692,900
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (a)	185,000	185,303

		91,285,096
Georgia 3.9%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc. Project, 0.25% *, 8/1/2033, Bank of America NA (c)	2,000,000	2,000,000
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027 (a)	10,000,000	11,420,200
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (a)	1,000,000	1,109,420
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (a)	8,500,000	9,501,470
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,607,550
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,816,865
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013 (a)	3,190,000	3,394,256
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2027	1,000,000	1,111,960
Series A, 5.0%, 11/1/2028	1,500,000	1,654,545
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	3,014,200
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,370,000
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,980,350

		52,980,816
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,067,100
Hawaii 1.7%
Hawaii, Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-2, 0.29% *, 7/1/2033, Bank of Nova Scotia (a) (c)	1,400,000	1,400,000
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,582,253
Series A, 5.25%, 7/1/2028	5,010,000	5,493,365
Series A, 5.25%, 7/1/2029	3,155,000	3,432,703
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,577,790

		23,486,111
Illinois 5.3%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (a)	1,100,000	1,240,448
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (a)	11,570,000	10,770,397
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030 (a)	10,000,000	10,771,200
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (a)	5,000,000	4,953,050
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	415,000	445,336
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,883
5.15%, 1/1/2014	65,000	65,794
5.25%, 1/1/2016	150,000	150,697
5.375%, 1/1/2011	60,000	60,409
5.5%, 1/1/2012	35,000	35,847
5.5%, 1/1/2019	255,000	254,980
5.75%, 1/1/2022	300,000	290,043
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.31% *, 11/1/2037, LaSalle Bank NA (c)	2,500,000	2,500,000
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (a)	2,000,000	2,289,840
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024 (a)	5,000,000	6,055,150
Illinois, State Building Revenue, Series B, 5.0%, 6/15/2011	1,420,000	1,468,379
Illinois, State General Obligation, 5.0%, 1/1/2024	5,000,000	5,373,900
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,421,750
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (a)	2,200,000	2,454,562
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,236,680
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,200,000	1,201,884
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (a)	3,865,000	3,648,792
Series A, Zero Coupon, 12/1/2014 (a)	4,000,000	3,677,320
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015 (a)	3,860,000	4,533,879
Series A, 5.5%, 4/1/2016 (a)	3,580,000	4,266,930

		73,233,150
Indiana 1.8%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (a)	1,250,000	1,251,425
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,105,900
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	1,905,000	2,013,147
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	6,760,000	7,359,612
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019 (a)	2,000,000	2,311,940

		25,042,024
Iowa 0.8%
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029 (a)	10,000,000	10,945,400
Kansas 1.2%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (a)	2,220,000	2,601,418
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,241,120
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,187,225

		16,029,763
Kentucky 0.4%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (a)	1,000,000	1,235,380
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, Mandatory Put 11/10/2010 @ 100, 5/1/2034	1,030,000	1,035,820
Lexington-Fayette Urban County, KY, Government Industrial Development Revenue, YMCA of Central Kentucky, Inc. Project, 0.3% *, 7/1/2019, Bank One Kentucky NA (c)	2,900,000	2,900,000

		5,171,200
Louisiana 0.8%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027 (a)	1,365,000	1,477,790
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (a)	2,815,000	3,283,078
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040 (b)	3,250,000	3,256,272
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,529,000	3,598,063

		11,615,203
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,720,586
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,989,000
Massachusetts 2.5%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	360,000	375,250
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (a)	195,000	195,429
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014 (a)	5,915,000	6,210,454
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.22% *, 10/1/2032, Citizens Bank (c)	3,075,000	3,075,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 0.24% *, 9/1/2037, Bank of America NA (c)	4,000,000	4,000,000
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, 5.25%, 12/15/2012	5,050,000	5,596,410
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (a)	1,000,000	1,214,830
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series I, 0.25% *, 11/1/2028	1,995,000	1,995,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,576,100
Massachusetts, State Water Resources Authority, Series B, 5.0%, 8/1/2031	3,675,000	4,154,808
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	1,535,000	1,598,365

		33,991,646
Michigan 3.2%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (a)	5,000,000	4,320,100
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027 (a)	10,000,000	12,006,900
Michigan, Municipal Bond Authority Revenue, State Aid Revenue Notes, Series B, 5.0%, 3/21/2011	10,000,000	10,008,600
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2011	750,000	767,078
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,481,630
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,390,330
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,286,375
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	35,000	35,423

		44,296,436
Minnesota 0.4%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,235,703
Mississippi 3.3%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	100,000	100,145
Jackson County, MS, Port Facility Revenue, Chevron USA, Inc. Project, 0.21% *, 6/1/2023	7,000,000	7,000,000
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (a)	1,130,000	1,130,768
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project:
1.75%, Mandatory Put 9/1/2011 @ 100, 3/1/2029	2,500,000	2,500,250
1.8%, Mandatory Put 11/1/2010 @ 100, 7/1/2017	4,000,000	3,999,760
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,575,000	2,615,067
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,777,456
Series D, 5.25%, 8/1/2027	5,000,000	5,546,200
Mississippi, Development Bank Special Obligation, Desoto County Highway, Series A, 3.0%, 1/1/2011	5,760,000	5,809,018
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	5,445,000	5,965,651
Mississippi, State University Educational Building Corp. Revenue, Residence Hall & Refunding Project, Series A, 3.5%, 8/1/2011 (a)	1,000,000	1,025,620
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (a)	2,845,000	3,291,466

		45,761,401
Missouri 0.6%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019	120,000	123,820
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,903,520
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	2,275,000	2,478,362
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,335,000	1,469,354

		7,975,056
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,784,445
Nevada 1.3%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,111,769
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	2,570,000	2,734,660
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,395,558
5.0%, 6/1/2025	3,190,000	3,535,126
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,337,997
Clark County, NV, School District, Series A, 4.5%, 6/15/2012 (a)	2,200,000	2,349,270
Nevada, Housing Division, Single Family Mortgage, Series B-1, 4.95%, 4/1/2012	15,000	15,132

		17,479,512
New Hampshire 0.0%
New Hampshire, Senior Care Revenue, Higher Educational & Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	215,000	215,406
New Jersey 1.7%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,408,775
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series V-1, 1.24% *, 3/1/2020, Allied Irish Bank PLC (c)	6,000,000	6,000,000
Series O, 5.0%, 3/1/2017	3,300,000	3,752,199
Series W, 5.0%, 3/1/2019	3,000,000	3,467,610
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (a)	140,000	146,665
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (a)	7,000,000	7,806,750
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011 (a)	85,000	89,222

		23,671,221
New Mexico 0.4%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040	1,880,000	2,076,366
Class I, Series D, 5.35%, 9/1/2040	1,835,000	2,042,850
Series I-B-2, 5.65%, 9/1/2039	975,000	1,094,594

		5,213,810
New York 4.7%
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District, Series A, 5.25%, 5/1/2023	7,500,000	8,733,675
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.31% *, 5/1/2033, JPMorgan Chase Bank & Landesbank Baden-Wurttemberg (c)	500,000	500,000
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (a)	45,000	45,111
6.1%, 8/1/2041 (a)	1,000,000	1,065,800
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (a)	450,000	450,445
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (a)	5,000,000	5,805,400
New York, State Dormitory Authority Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019	5,000,000	5,851,900
New York, State Urban Development Corp. Revenue, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.27% *, 3/15/2037	2,600,000	2,600,000
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,029,680
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,752,100
New York, NY, General Obligation:
Series A-4, 0.27% *, 8/1/2021, Landesbank Baden-Wurttemberg (c)	3,395,000	3,395,000
Series J, 5.25%, 5/15/2015 (a)	4,000,000	4,581,760
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,653,600
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (c)	490,000	499,168
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, St. Anthony's High School Civic, 0.26% *, 12/1/2036, Sovereign Bank FSB (c)	550,000	550,000

		64,513,639
North Carolina 0.9%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,097,020
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,550,658
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,331,380
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,091,600
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	2,420,000	2,579,333

		11,649,991
North Dakota 0.1%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (a)	1,250,000	1,260,925
Ohio 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,185,000	4,437,271
Series A-2, 5.375%, 6/1/2024	1,775,000	1,575,845
Cleveland, OH, Water Revenue, Series R, 0.27% *, 1/1/2033, BNP Paribas (c)	1,200,000	1,200,000
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,895,000	1,968,242
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	650,000	651,274
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (a)	1,140,000	1,201,891
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,445,001
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030 (a)	5,000,000	5,350,750
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,615,000	1,771,542
Ohio, University of Akron, General Receipts, Series A, 5.0%, 1/1/2028 (a) (b)	4,725,000	5,157,101
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (a)	2,280,000	2,743,228
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,396,127
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	860,149
5.35%, 7/20/2023	940,000	950,763

		36,709,184
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,504,695
Oregon 0.6%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2027 (a)	6,535,000	6,873,121
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	1,875,000	2,014,275

		8,887,396
Pennsylvania 1.1%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (a)	3,370,000	3,547,228
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,635,000	1,661,945
Chester County, PA, Health & Education Facility, Immaculata College, 5.3%, 10/15/2011	280,000	280,529
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	801,200
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	20,000	21,037
Montgomery County, PA, Redevelopment Authority, Multifamily Housing Revenue, Forge Gate Apartments Project, Series A, 0.3% *, 8/15/2031	1,510,000	1,510,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,209,780
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,116,480
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	25,000	25,512
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (a)	800,000	801,576
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (a)	1,450,000	1,450,015
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	560,000	584,326
Westmoreland County, PA, Industrial Development Authority Revenue, Health Care Facilities, Redstone Highlands Senior Living Communities, Series B, Prerefunded, 8.125%, 11/15/2030	1,000,000	1,026,010
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (a)	485,000	486,106

		14,521,744
Puerto Rico 2.6%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2012	2,000,000	2,119,180
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (a)	3,000,000	3,415,020
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,523,826
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.0%, Mandatory Put 81/2011 @ 100, 8/1/2039	3,000,000	3,131,100
Series A, 5.25%, 8/1/2027	11,965,000	13,020,911
Series A, 5.5%, 8/1/2028	5,000,000	5,518,200
Series A, 5.5%, 8/1/2037	5,000,000	5,336,650

		36,064,887
Rhode Island 0.4%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (a)	5,000,000	5,867,450
South Carolina 0.9%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	615,000	628,542
South Carolina, Jobs Economic Development Authority Revenue, Waste Management, Inc., 1.8%, Mandatory Put 11/1/2010 @ 100, 2/1/2015	4,000,000	3,999,760
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015 (a)	3,705,000	3,986,988
5.375%, 6/1/2016 (a)	3,900,000	4,196,829

		12,812,119
Tennessee 0.8%
Jackson, TN, Energy Authority, Water Systems Revenue, 0.29% *, 12/1/2023, US Bank NA (c)	200,000	200,000
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (a)	3,305,000	3,760,760
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015 (a)	3,545,000	3,921,408
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (a)	3,310,000	3,684,493

		11,566,661
Texas 18.8%
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014 (a)	4,240,000	4,689,398
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,808,326
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,549,743
5.0%, 2/15/2021	1,850,000	2,159,043
Dallas County, TX, Community College District, 5.0%, 2/15/2028	1,140,000	1,286,900
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,558,880
5.0%, 10/1/2030	5,000,000	5,652,900
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,719,944
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,277,400
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,573,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	13,421,556
Houston, TX, Airport System Revenue, Series A, 5.25%, 7/1/2029	8,000,000	8,824,720
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	9,137,840
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @ 100, 5/15/2034 (a)	2,285,000	2,356,818
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (a)	8,250,000	8,748,300
Series B, Prerefunded, 5.75%, 12/1/2016 (a)	1,000,000	1,116,610
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (a)	2,500,000	2,822,925
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (a)	360,000	368,179
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,285,762
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,349,680
McAllen, TX, General Obligation Certificates, 4.0%, 2/15/2012	600,000	631,224
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,675,768
Series A, 6.0%, 1/1/2022	7,000,000	8,069,110
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,604,320
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (a)	5,750,000	5,762,765
Pasadena, TX, Independent School District:
5.0%, 2/15/2027	6,960,000	8,021,122
5.0%, 2/15/2028	5,930,000	6,781,904
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,855,104
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,603,755
Richardson, TX, General Obligation, 4.0%, 2/15/2012	500,000	526,775
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,132,600
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (a)	3,000,000	3,553,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,271,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,226,940
Series A, 5.0%, 2/15/2019	2,480,000	2,732,390
Series A, 5.0%, 2/15/2020	6,180,000	6,726,312
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,723,625
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,177,140
Series A, 5.0%, 11/1/2019	1,250,000	1,467,725
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (a)	540,000	542,241
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,402,800
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,298,450
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014 (a)	1,760,000	1,645,811
ETM, Zero Coupon, 9/1/2014 (a)	40,000	38,298
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,085,739
5.5%, 8/1/2020	3,790,000	4,107,071
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	10,000,000	10,931,600
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,551,300
Texas, State Transportation Commission, Mobility Fund, 5.0%, 4/1/2028	2,910,000	3,232,835
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,809,720
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (a)	3,710,000	4,134,869
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series A, 5.625%, 7/15/2013	2,290,000	2,299,778
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, 5.0%, 7/15/2017	3,000,000	3,396,180
Series A, 5.0%, 7/15/2020	3,150,000	3,690,540
Series B, 5.25%, 7/15/2021	3,000,000	3,548,850
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,885,837
5.0%, 12/15/2027	2,770,000	3,003,123
5.0%, 12/15/2028	2,905,000	3,128,365

		257,984,610
Utah 0.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	750,000	785,182
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,253,807
Utah, Transit Authority, Sales Tax Revenue, Series B, 0.22% *, 6/15/2036, Fortis Bank SA (c)	5,000,000	5,000,000

		9,038,989
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,406,688
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2012	1,000,000	1,039,760

		2,446,448
Virginia 0.1%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	495,000	496,837
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (a)	980,000	1,069,072

		1,565,909
Washington 4.1%
King County, WA, General Obligation, Series A, 4.0%, 12/1/2011	1,610,000	1,685,042
Seattle, WA, Water System Revenue, 5.0%, 2/1/2020	3,870,000	4,572,869
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,105,080
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,257,800
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,047,073
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,400,000	1,518,762
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 0.28% *, 12/1/2032, US Bank NA (c)	1,080,000	1,080,000
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025 (a)	2,000,000	2,272,520
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,874,500

		56,413,646
West Virginia 0.3%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (a)	2,940,000	3,430,127
Wisconsin 2.1%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012, US Bank NA (c)	125,000	125,409
Series A, 6.0%, 2/1/2017, US Bank NA (c)	405,000	409,957
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,799,700
Series 3, 5.5%, 6/1/2025	5,000,000	5,913,400
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	6,033,150
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016 (a)	7,705,000	8,323,480
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,147,120
Wisconsin, State Health & Educational Facilities Authority Revenue, Children`s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,123,260

		28,875,476

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,276,089,091) †	99.1	1,359,715,030
Other Assets and Liabilities, Net	0.9	12,166,844

Net Assets	100.0	1,371,881,874

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of August 31, 2010.

†
The cost for federal income tax purposes was $1,275,919,823.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $83,795,207.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $84,590,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $794,867.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	4.4
Assured Guaranty Corp.	0.9
Assured Guaranty Municipal Corp.	10.5
Financial Guaranty Insurance Co.	5.3
National Public Finance Guarantee Corp.	6.9
Radian Asset Assurance, Inc.	0.3

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)	When-issued security.
(c)	Security incorporates a letter of credit from the bank listed.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FSB: Federal Savings Bank
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(d)	$—	$1,359,715,030	$—	$1,359,715,030
Total	$—	$1,359,715,030	$—	$1,359,715,030

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010